Income Taxes	12 Months Ended
Dec. 31, 2010
INCOME TAXES [Abstract]
10. INCOME TAXES

10.	INCOME TAXES

The company’s effective tax rate on earnings from continuing operations for the year ended December 31, 2010 was 19.5 percent, as compared with 30.7 percent and 34.1 percent in 2009 and 2008, respectively (excluding for 2008 the non-cash, non-deductible goodwill impairment charge of $570 million at Aerospace Systems). The company’s effective tax rates reflect tax credits, manufacturing deductions and the impact of settlements with the Internal Revenue Service (IRS).

In 2010, the company received final approval from the IRS and the U.S. Congressional Joint Committee on Taxation (Joint Committee) of the IRS’ examination of the company’s tax returns for the years 2004 through 2006. As a result of the settlement, the company recognized net tax benefits of $298 million (of which $66 million was in cash), which were recorded as a reduction to the company’s provision for income taxes.

During 2009, the company reached a final settlement with the IRS regarding its audit of the company’s tax returns for the years ended December 31, 2001 through 2003 and recognized $75 million of net benefit upon settlement, including $20 million of interest. During 2008, the company reached a final settlement with the IRS regarding its audit of the TRW tax returns for the years ended 1999 through 2002 and recognized $35 million of benefit upon settlement, including $4 million of interest.

Income tax expense, both federal and foreign, consisted of the following:

	Year Ended December 31
$ in millions	2010	2009	2008
Income Taxes on Continuing Operations
Currently payable
Federal income taxes	$394	$390	$704
Foreign income taxes	11	34	35

Total federal and foreign income taxes currently payable	405	424	739
Change in deferred federal and foreign income taxes	57	212	84

Total federal and foreign income taxes	$462	$636	$823

The geographic source of earnings from continuing operations before income taxes is as follows:

	Year Ended December 31
$ in millions	2010	2009	2008
Domestic income	$2,319	$1,944	$1,739
Foreign income	47	126	102

Earnings from continuing operations before income taxes	$2,366	$2,070	$1,841

Income tax expense differs from the amount computed by multiplying the statutory federal income tax rate times the earnings (loss) from continuing operations before income taxes due to the following:

	Year Ended December 31
$ in millions	2010	2009	2008
Income tax expense on continuing operations at statutory rate	$828	$725	$644
Goodwill impairment			200
Manufacturing deduction	(33)	(18)	(17)
Research tax credit	(12)	(15)	(12)
Settlement of IRS appeals cases, net of additional uncertain tax position accruals	(298)	(77)	(33)
Other, net	(23)	21	41

Total federal and foreign income taxes	$462	$636	$823

Uncertain Tax Positions – In 2010, the company reached a final settlement with the IRS and Joint Committee with respect to the IRS’ examination of the company’s tax returns for the years 2004 through 2006. As a result of this settlement, the company reduced its liability for uncertain tax positions, including previously accrued interest, by $311 million, which was recorded as a reduction to the company’s effective tax rate.

In 2009, the company reached a final settlement agreement with the IRS and Joint Committee with respect to the IRS’ examination of the company’s tax returns for the years 2001 through 2003. As a result of this settlement, the company reduced its liability for uncertain tax positions by $60 million, which was recorded as a reduction to the company’s effective tax rate.

In 2008, the company reached a final settlement agreement with the IRS and Joint Committee with respect to the IRS’ audit of the TRW tax returns for the years 1999 through 2002. As a result of this settlement, the company reduced its liability for uncertain tax positions by $126 million (including accrued interest of $44 million), $95 million of which was recorded as a reduction of goodwill.

As of December 31, 2010, the estimated value of the company’s uncertain tax positions which are more-likely-than-not to be sustained on examination was a liability of $137 million which includes accrued interest of $11 million. This liability is included in other current liabilities and other long-term liabilities in the consolidated statements of financial position. Assuming sustainment of these positions by the taxing authorities, the reversal of the amounts accrued would reduce the company’s effective tax rate.

Unrecognized Tax Benefits – Unrecognized tax benefits represent the gross value of the company’s tax positions that have not been reflected in the consolidated statements of operations and includes the value of the company’s recorded uncertain tax positions. If the income tax benefits from these tax positions are ultimately realized, such realization would affect the company’s effective tax rate.

The change in unrecognized tax benefits during 2010 and 2009, excluding interest, is as follows:

	December 31
$ in millions	2010	2009	2008
Unrecognized tax benefits at beginning of the year	$429	$416	$488

Additions based on tax positions related to the current year	19	12	5
Additions for tax positions of prior years	4	61	15
Statute expiration			(9)
Settlements	(326)	(60)	(83)

Net change in unrecognized tax benefits	(303)	13	(72)

Unrecognized tax benefits at end of the year	$126	$429	$416

Although the company believes that it has adequately provided for all of its tax positions, amounts asserted by taxing authorities in future years could be greater than the company’s accrued positions. Accordingly, additional provisions on income tax related matters could be recorded in the future due to revised estimates, settlement or other resolution of the underlying tax matters. In addition, open tax years related to state and foreign jurisdictions remain subject to examination but are not considered material. The IRS is currently conducting an examination of the company’s tax returns for the years 2007 through 2009.

During the years ended December 31, 2010, 2009, and 2008, the company recorded approximately $88 million, $6 million, and $(29) million of net interest income (expense), respectively, within its federal and foreign, and state income tax provisions.

Deferred Income Taxes – Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and tax purposes. Such amounts are classified in the consolidated statements of financial position as current or non-current deferred tax assets or liabilities based upon the classification of the related assets and liabilities.

The tax effects of significant temporary differences and carryforwards that gave rise to year-end deferred federal, state and foreign tax balances, as presented in the consolidated statements of financial position, are as follows:

	December 31
$ in millions	2010	2009
Deferred Tax Assets
Retirement benefits	$1,337	$1,562
Provisions for accrued liabilities	708	719
Stock-based compensation	91	72
Other	24	69

Gross deferred tax assets	2,160	2,422

Less valuation allowance

Net deferred tax assets	2,160	2,422

Deferred Tax Liabilities
Goodwill amortization	603	528
Depreciation and amortization	264	324
Purchased intangibles	139	184
Contract accounting differences	14	8

Gross deferred tax liabilities	1,020	1,044

Total net deferred tax assets	$1,140	$1,378

Net deferred tax assets (liabilities) as presented in the consolidated statements of financial position are as follows:

	December 31
$ in millions	2010	2009
Net current deferred tax assets	$419	$275
Net non-current deferred tax assets	721	$1,103

Total net deferred tax assets	$1,140	$1,378

Foreign Income – As of December 31, 2010, the company had approximately $668 million of accumulated undistributed earnings generated by its foreign subsidiaries. No deferred tax liability has been recorded on these earnings since the company intends to permanently reinvest these earnings, thereby indefinitely postponing their remittance. Should these earnings be distributed in the form of dividends or otherwise, the distributions would be subject to U.S. federal income tax at the statutory rate of 35 percent, less foreign tax credits available to offset such distributions, if any. In addition, such distributions would be subject to withholding taxes in the various tax jurisdictions.